As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.07%

	COMMERCIAL SERVICES: 0.87%
	Advertising/Marketing Services: 0.41%
45,000	Valueclick, Inc. (a)	$382,950
	Miscellaneous Commercial Services: 0.46%
83,000	Kratos Defense & Security Solutions, Inc. (a)	64,740
97,196	Onvia.com, Inc. (a) (c)	371,289
		436,029

	Total Commercial Services (Cost $821,500)	818,979

	COMMUNICATIONS: 0.64%
	Major Telecommunications: 0.64%
20,000	Verizon Communications, Inc.	604,000
	Total Communications (Cost $646,437)	604,000

	CONSUMER DURABLES: 6.09%
	Automotive Aftermarket: 0.30%
23,000	Cooper Tire & Rubber Co.	92,920
30,000	Goodyear Tire & Rubber Co. (a)	187,800
		280,720
	Electronics/Appliances: 0.48%
19,025	Global Tech Advanced Innovations, Inc. (a) (b)	140,214
10,000	Helen of Troy Ltd. (a) (b)	137,500
6,000	Whirlpool Corp.	177,540
		455,254
	Homebuilding: 2.79%
20,000	Cavco Industries, Inc. (a)	472,000
43,000	D.R. Horton, Inc.	417,100
20,000	KB Home	263,600
12,000	M.D.C. Holdings, Inc.	373,680
30,000	Pulte Homes, Inc.	327,900
15,000	Ryland Group, Inc.	249,900
28,000	Toll Brothers, Inc. (a)	508,480
		2,612,660
	Motor Vehicles: 0.41%
15,000	Daimler AG (b)	383,100
	Recreational Products: 2.11%
45,000	Activision Blizzard, Inc. (a)	470,700
25,000	Hasbro, Inc.	626,750
20,000	JAKKS Pacific, Inc. (a)	247,000
55,000	Mattel, Inc.	634,150
		1,978,600

	Total Consumer Durables (Cost $8,375,529)	5,710,334

	CONSUMER NON-DURABLES: 3.50%
	Apparel/Footwear: 1.04%
40,000	Delta Apparel, Inc. (a)	173,200
10,000	Oxford Industries, Inc.	61,700
80,000	Quiksilver, Inc. (a)	102,400
21,000	Steven Madden, Ltd. (a)	394,380
20,000	Timberland Co. - Class A (a)	238,800
		970,480
	Food: Major Diversified: 0.53%
6,920	Kraft Foods, Inc. - Class A	154,247
43,000	Sara Lee Corp.	347,440
		501,687
	Tobacco: 1.93%
90,000	Alliance One International, Inc. (a)	345,600
20,000	Altria Group, Inc.	320,400
10,000	Philip Morris International Inc.	355,800
22,000	Reynolds American, Inc.	788,480
		1,810,280

	Total Consumer Non-Durables (Cost $4,195,926)	3,282,447

	CONSUMER SERVICES: 2.42%
	Casinos/Gaming: 0.29%
30,000	International Game Technology	276,600
	Hotels/Resorts/Cruiselines: 0.28%
12,000	Carnival Corp. (b)	259,200
	Media Conglomerates: 0.77%
40,000	Walt Disney Co.	726,400
	Other Consumer Services: 0.78%
40,000	H & R Block, Inc.	727,600
	Restaurants: 0.30%
25,000	Starbucks Corp. (a)	277,750

	Total Consumer Services (Cost $3,395,525)	2,267,550

	DISTRIBUTION SERVICES: 2.49%
	Electronics Distributors: 1.59%
30,000	Avnet, Inc. (a)	525,300
84,000	Brightpoint, Inc. (a)	359,520
40,000	GTSI Corp. (a)	154,400
71,000	Nu Horizons Electronics Corp. (a)	142,000
45,000	Wayside Technology Group, Inc.	312,750
		1,493,970
	Medical Distributors: 0.90%
24,000	McKesson Corp.	840,960

	Total Distribution Services (Cost $3,238,993)	2,334,930

	ELECTRONIC TECHNOLOGY: 22.88%
	Aerospace & Defense: 5.36%
24,100	AAR Corp. (a)	302,214
67,500	Allied Defense Group, Inc. (a)	265,950
5,000	American Science and Engineering, Inc.	279,000
22,500	BE Aerospace, Inc. (a)	195,075
15,500	Boeing Co.	551,490
40,000	Ducommun, Inc.	581,600
50,000	Kaman Corp. - Class A	627,000
72,000	LMI Aerospace, Inc. (a)	521,280
11,000	Lockheed Martin Corp.	759,330
13,000	Raytheon Co.	506,220
75,000	SIFCO Industries, Inc. (a)	435,000
		5,024,159
	Computer Communications: 1.63%
17,000	Cisco Systems, Inc. (a)	285,090
65,000	Digi International, Inc. (a)	498,550
120,000	Network Equipment Technologies, Inc. (a) (c)	424,800
89,568	Soapstone Networks, Inc. (a)	320,654
		1,529,094
	Computer Components & Software: 0.68%
20,000	Hewlett Packard Co.	641,200
	Computer Peripherals: 1.81%
25,000	Electronics for Imaging, Inc. (a)	245,000
150,000	Peerless Systems Corp. (a)	270,000
35,000	Seagate Technology (b)	210,350
50,000	Western Digital Corp. (a)	967,000
		1,692,350
	Computer Processing Hardware: 0.78%
7,000	Apple Inc. (a)	735,840
	Electronic Components: 1.25%
370,000	Alliance Fiber Optic Products, Inc. (a)	255,300
45,000	AVX Corp.	408,600
143,750	Orbit International Corp. (a)	365,125
40,000	Vishay Intertechnology, Inc. (a)	139,200
		1,168,225
	Electronic Equipment/Instruments: 2.04%
137,000	ActivIdentity Corp. (a)	280,850
53,544	AU Optronics Corp. - ADR (c)	449,234
26,650	Cogent Inc. (a)	317,135
41,700	Frequency Electronics, Inc. (a)	138,444
30,000	Nam Tai Electronics, Inc. (b)	111,600
40,000	OSI Systems, Inc. (a)	610,400
		1,907,663
	Electronic Production Equipment: 2.32%
130,000	Aetrium, Inc. (a)	191,100
40,000	Cohu, Inc.	288,000
25,000	Lam Research Corp. (a)	569,250
60,000	Trio-Tech International (a)	93,000
35,976	Ultratech, Inc. (a)	449,340
27,000	Varian Semiconductor Equipment Associates, Inc. (a)	584,820
		2,175,510
	Semiconductors: 4.11%
75,000	Ceva, Inc. (a)	546,000
70,000	Diodes, Inc. (a) (c)	742,700
40,000	Exar Corp. (a)	249,600
45,000	Integrated Device Technology, Inc. (a)	204,750
35,000	Intel Corp.	526,750
35,000	National Semiconductor Corp.	359,450
70,000	Pericom Semiconductor Corp. (a)	511,700
57,219	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	512,110
80,000	TriQuint Semiconductor, Inc. (a)	197,600
		3,850,660
	Telecommunications Equipment: 2.90%
350,000	Clearfield, Inc. (a)	395,500
65,000	Communications Systems, Inc.	497,900
45,000	Corning, Inc.	597,150
40,000	Nokia Corp. - ADR	466,800
18,000	Polycom, Inc. (a)	277,020
105,000	Tellabs, Inc. (a)	480,900
		2,715,270

	Total Electronic Technology (Cost $25,510,189)	21,439,971

	ENERGY MINERALS: 8.85%
	Integrated Oil: 2.94%
11,000	Chevron Corp.	739,640
10,000	ConocoPhillips	391,600
10,000	Exxon Mobil Corp.	681,000
36,000	Marathon Oil Corp.	946,440
		2,758,680
	Oil & Gas Production: 4.01%
20,000	Anadarko Petroleum Corp.	777,800
10,000	Apache Corp.	640,900
20,000	Chesapeake Energy Corp.	341,200
9,000	Devon Energy Corp.	402,210
11,000	Noble Energy, Inc.	592,680
18,000	Occidental Petroleum Corp.	1,001,700
		3,756,490
	Oil Refining/Marketing: 1.90%
26,150	Holly Corp.	554,380
37,500	Tesoro Petroleum Corp.	505,125
40,000	Valero Energy Corp.	716,000
		1,775,505

	Total Energy Minerals (Cost $5,798,830)	8,290,675

	FINANCE: 7.85%
	Financial Conglomerates: 0.37%
13,200	JPMorgan Chase & Co.	350,856

	Investment Banks/Brokers: 0.42%
20,000	The NASDAQ OMX Group, Inc. (a)	391,600

	Life/Health Insurance: 1.27%
15,000	MetLife, Inc.	341,550
2,500	National Western Life Insurance Co. - Class A	282,500
45,000	Unum Group	562,500
		1,186,550
	Major Banks: 1.76%
20,000	Bank of America Corp.	136,400
13,000	Bank of New York Mellon Corp.	367,250
30,000	BB&T Corp. (c)	507,600
3,332	PNC Financial Services Group, Inc. (c)	97,594
10,000	SunTrust Banks, Inc.	117,400
30,000	Wells Fargo & Co.	427,200
		1,653,444
	Multi-Line Insurance: 0.08%
10,000	Hartford Financial Services Group, Inc.	78,500
	Property/Casualty Insurance: 2.02%
20,000	Allstate Corp.	383,000
15,000	Endurance Specialty Holdings Ltd. (b)	374,100
37,000	Old Republic International Corp.	400,340
18,000	Travelers Companies, Inc.	731,520
		1,888,960

	Real Estate Investment Trusts: 1.38%
29,000	Annaly Capital Management, Inc.	402,230
65,000	Capstead Mortgage Corp.	698,100
60,000	HRPT Properties Trust	191,400
		1,291,730
	Regional Banks: 0.48%
100,000	Citizens Republic Bancorp, Inc. (a) (c)	155,000
25,000	TCF Financial Corp. (c)	294,000
		449,000
	Savings Banks: 0.07%
29,524	PVF Capital Corp.	68,496

	Total Finance (Cost $10,758,700)	7,359,136

	HEALTH SERVICES: 3.18%
	Hospital/Nursing Management: 0.93%
60,000	Res-Care, Inc. (a)	873,600
	Managed Health Care: 1.93%
26,000	Aetna, Inc.	632,580
21,000	Humana, Inc. (a)	547,680
30,000	UnitedHealth Group, Inc.	627,900
		1,808,160
	Services to the Health Industry: 0.32%
151,100	HealthStream, Inc. (a)	302,200

	Total Health Services (Cost $2,148,777)	2,983,960

	HEALTH TECHNOLOGY: 8.35%
	Medical Specialties: 2.32%
18,000	Baxter International, Inc.	921,960
25,000	Palomar Medical Technologies, Inc. (a)	181,500
55,000	Syneron Medical Ltd. (a) (b)	326,150
15,074	Utah Medical Products, Inc.	346,702
65,000	Vascular Solutions, Inc. (a) (c)	397,800
		2,174,112
	Pharmaceuticals: Generic: 0.57%
40,000	Mylan Laboratories, Inc. (a) (c)	536,400
	Pharmaceuticals: Major: 4.73%
17,500	Abbott Laboratories	834,750
25,000	Bristol-Myers Squibb Co.	548,000
11,000	Eli Lilly & Co.	367,510
6,000	GlaxoSmithKline plc - ADR	186,420
16,000	Johnson & Johnson	841,600
17,000	Merck & Co., Inc.	454,750
25,000	Pfizer, Inc.	340,500
20,000	Wyeth	860,800
		4,434,330
	Pharmaceuticals: Other: 0.73%
18,000	Forest Laboratories, Inc. (a)	395,280
40,000	King Pharmaceuticals, Inc. (a)	282,800
		678,080

	Total Health Technology (Cost $8,784,751)	7,822,922

	INDUSTRIAL SERVICES: 3.79%
	Contract Drilling: 1.30%
33,000	Nabors Industries Ltd. (a) (b)	329,670
19,000	Patterson-UTI Energy, Inc.	170,240
10,000	Rowan Companies, Inc.	119,700
10,500	Transocean Ltd. (a) (b)	617,820
		1,237,430
	Engineering & Construction: 0.59%
31,000	KBR, Inc.	428,110
10,000	Perini Corp. (a)	123,000
		551,110
	Environmental Services: 0.33%
22,000	American Ecology Corp.	306,680
	Oilfield Services/Equipment: 1.55%
20,000	Bristow Group, Inc. (a) (c)	428,600
45,000	Key Energy Services, Inc. (a)	129,600
24,500	Oceaneering International, Inc. (a)	903,315
		1,461,515

	Total Industrial Services (Cost $3,864,383)	3,556,735

	NON-ENERGY MINERALS: 2.74%
	Aluminum: 0.24%
30,000	Alcoa, Inc.	220,200
	Construction Materials: 1.02%
7,500	Ameron International Corp.	394,950
26,400	Ready Mix, Inc. (a)	65,208
62,500	Rock of Ages Corp. (a)	106,875
440,000	Smith-Midland Corp. (a) (d)	385,000
		952,033
	Other Metals/Minerals: 0.71%
15,000	BHP Billiton Ltd. - ADR	669,000
	Precious Metals: 0.65%
10,720	Freeport-McMoRan Copper & Gold, Inc.	408,539
55,000	Stillwater Mining Co. (a) (c)	203,500
		612,039
	Steel: 0.12%
5,333	United States Steel Corp. (c)	112,686

	Total Non-Energy Minerals (Cost $4,143,273)	2,565,958

	PROCESS INDUSTRIES: 3.71%
	Agricultural Commodities/Milling: 1.52%
38,000	Archer-Daniels-Midland Co.	1,055,640
100,000	Darling International, Inc. (a)	371,000
		1,426,640
	Chemicals: Agricultural: 0.45%
10,000	Mosaic Co.	419,800
	Chemicals: Major Diversified: 0.36%
15,000	E.I. Du Pont de Nemours and Co.	334,950
	Chemicals: Specialty: 0.41%
20,000	OM Group, Inc. (a)	386,400
	Industrial Specialties: 0.84%
55,000	Olin Corp.	784,850
	Pulp & Paper: 0.13%
17,000	International Paper Co.	119,680

	Total Process Industries (Cost $3,424,194)	3,472,320

	PRODUCER MANUFACTURING: 3.42%
	Auto Parts: O.E.M.: 0.27%
7,000	Eaton Corp.	258,020
	Electrical Products: 0.36%
56,500	Technology Research Corp.	106,220
355,000	TII Network Technologies, Inc. (a)	227,200
		333,420
	Industrial Conglomerates: 0.21%
20,000	General Electric Co.	202,200
	Miscellaneous Manufacturing: 0.66%
76,200	O.I. Corp.	618,744
	Office Equipment/Supplies: 0.50%
35,000	McRae Industries, Inc. - Class A	468,300
	Trucks/Construction/Farm Machinery: 1.42%
7,700	Joy Global, Inc.	164,010
45,000	Manitowoc Co.	147,150
10,000	Navistar International Corp. (a)	334,600
60,000	Tata Motors Ltd. - ADR (c)	295,800
15,000	Terex Corp. (a) (c)	138,750
27,000	Trinity Industries, Inc.	246,780
		1,327,090

	Total Producer Manufacturing (Cost $5,234,765)	3,207,774

	RETAIL TRADE: 4.51%
	Apparel/Footwear Retail: 1.83%
15,000	Abercrombie & Fitch Co. - Class A (c)	357,000
75,000	American Eagle Outfitters, Inc.	918,000
20,000	AnnTaylor Stores Corp. (a)	104,000
20,000	Nordstrom, Inc.	335,000
		1,714,000
	Department Stores: 0.52%
24,000	J.C. Penney Company, Inc.	481,680
	Discount Stores: 0.37%
10,000	Target Corp.	343,900
	Drugstore Chains: 0.44%
16,000	Walgreen Co.	415,360
	Food Retail: 0.24%
16,000	Supervalu, Inc.	228,480
	Home Improvement Chains: 0.50%
20,000	Home Depot, Inc.	471,200
	Specialty Stores: 0.61%
20,000	Jo-Ann Stores, Inc. - Class B (a)	326,800
24,000	Williams-Sonoma, Inc. (c)	241,920
		568,720

	Total Retail Trade (Cost $4,488,422)	4,223,340

	TECHNOLOGY SERVICES: 5.42%
	Data Processing Services: 0.00%
10	Axion International Holdings, Inc. (a)	9
	Information Technology Services: 1.79%
170,500	American Software, Inc. - Class A	898,535
8,000	International Business Machines Corp.	775,120
		1,673,655
	Internet Software/Services: 1.36%
110,000	Edgewater Technology, Inc. (a)	308,000
77,574	Keynote Systems, Inc. (a) (c)	615,162
55,000	SonicWALL, Inc. (a)	245,300
25,000	United Online, Inc.	111,500
		1,279,962
	Packaged Software: 2.27%
100,000	Compuware Corp. (a)	659,000
30,000	Microsoft Corp.	551,100
75,000	Novell, Inc. (a)	319,500
40,000	Symantec Corp. (a)	597,600
		2,127,200

	Total Technology Services (Cost $5,807,602)	5,080,826
	TRANSPORTATION: 4.93%
	Airlines: 0.49%
22,000	Air France - ADR	194,700
15,000	Alaska Air Group, Inc. (a)	263,550
		458,250
	Marine Shipping: 2.51%
20,000	Dryships, Inc. (b) (c)	101,800
16,000	Frontline Ltd. (b) (c)	278,240
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	586,000
15,000	Overseas Shipholding Group, Inc. (c)	340,050
15,000	Tidewater, Inc.	556,950
35,000	Tsakos Energy Navigation Ltd. (b)	493,150
		2,356,190
	Railroads: 1.62%
20,000	CSX Corp.	517,000
17,500	Norfolk Southern Corp.	590,625
10,000	Union Pacific Corp.	411,100
		1,518,725
	Trucking: 0.31%
15,000	Arkansas Best Corp. (c)	285,300

	Total Transportation (Cost $4,772,070)	4,618,465

	UTILITIES: 0.43%
	Electric Utilities: 0.43%
14,000	Edison International	403,340
	Total Utilities (Cost $394,435)	403,340

	TOTAL COMMON STOCKS (Cost $105,804,301)	90,043,662

	SHORT-TERM INVESTMENTS: 4.06%
	Money Market Funds: 4.06%
3,807,505	AIM STIT-STIC Prime Portfolio (Cost $3,807,505)	3,807,505

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 5.91%
5,534,018	AIM STIT-STIC Prime Portfolio (Cost $5,534,018)	5,534,018

	Total Investments in Securities (Cost $115,145,824): 106.04%	99,385,185
	Liabilities in Excess of Other Assets: (6.04%)	(5,658,028)
	Net Assets: 100.00%	$93,727,157

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $5,499,468 at March 31, 2009.
(d) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:
Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$ 454,448
Purchase Cost	—
Sales Cost	—
Ending Cost	$ 454,448
Ending Shares	440,000
Dividend Income	$ —
Net Realized Gain/(Loss)	$ —

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$115,152,975
Gross unrealized appreciation	$16,296,514
Gross unrealized depreciation	(32,064,304)
Net unrealized depreciation	$(15,767,790)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$99,385,185	$99,385,185	$—	$—
Total	$99,385,185	$99,385,185	$—	$—

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.30%

	COMMUNICATIONS: 2.00%
	Major Telecommunications: 2.00%
6,000	AT&T, Inc.	$151,200
3,300	Verizon Communications, Inc.	99,660
	Total Communications (Cost $229,187)	250,860

	CONSUMER DURABLES: 4.16%
	Automotive Aftermarket: 0.18%
5,500	Cooper Tire & Rubber Co.	22,220
	Electronics/Appliances: 0.73%
1,500	National Presto Industries, Inc.	91,515
	Homebuilding: 1.28%
4,400	D.R. Horton, Inc.	42,680
1,900	KB Home	25,042
1,950	M.D.C. Holdings, Inc.	60,723
1,900	Ryland Group, Inc.	31,654
		160,099
	Motor Vehicles: 0.93%
2,100	Harley-Davidson, Inc.	28,119
1,400	Toyota Motor Corp. - ADR	88,620
		116,739
	Other Consumer Specialties: 0.31%
1,585	Fortune Brands, Inc.	38,912
	Recreational Products: 0.73%
8,000	Mattel, Inc.	92,240

	Total Consumer Durables (Cost $1,045,947)	521,725

	CONSUMER NON-DURABLES: 6.31%
	Apparel/Footwear: 1.72%
2,400	Nike, Inc. - Class B	112,536
1,800	VF Corp.	102,798
		215,334
	Beverages: Non-Alcoholic: 1.05%
3,000	Coca-Cola Co.	131,850
	Food: Major Diversified: 0.59%
1,159	Kraft Foods, Inc. - Class A	25,834
6,000	Sara Lee Corp.	48,480
		74,314
	Household/Personal Care: 1.58%
2,200	Colgate-Palmolive Co.	129,756
1,460	Procter & Gamble Co.	68,751
		198,507
	Tobacco: 1.37%
7,000	Altria Group, Inc.	112,140
1,675	Philip Morris International Inc.	59,597
		171,737

	Total Consumer Non-Durables (Cost $791,774)	791,742

	CONSUMER SERVICES: 3.49%
	Casinos/Gaming: 0.74%
10,000	International Game Technology	92,200
	Media Conglomerates: 0.72%
5,000	Walt Disney Co.	90,800
	Other Consumer Services: 0.73%
5,000	H & R Block, Inc.	90,950
	Restaurants: 1.30%
3,000	McDonald's Corp.	163,710

	Total Consumer Services (Cost $535,029)	437,660

	DISTRIBUTION SERVICES: 1.34%
	Electronics Distributors: 0.50%
9,000	Wayside Technology Group, Inc.	62,550
	Medical Distributors: 0.84%
3,000	McKesson Corp.	105,120

	Total Distribution Services (Cost $191,342)	167,670

	ELECTRONIC TECHNOLOGY: 15.49%
	Aerospace & Defense: 3.99%
1,925	American Science and Engineering, Inc.	107,415
6,900	Applied Signal Technology, Inc.	139,587
2,300	Boeing Co.	81,834
5,500	Kaman Corp. - Class A	68,970
1,500	Lockheed Martin Corp.	103,545
		501,351
	Computer Components & Software: 0.89%
3,500	Hewlett Packard Co.	112,210
	Computer Peripherals: 0.30%
6,200	Seagate Technology (a)	37,262
	Electronic Components: 0.90%
9,700	AVX Corp.	88,076
4,400	Jabil Circuit, Inc.	24,464
		112,540
	Electronic Equipment/Instruments: 0.79%
11,782	AU Optronics Corp. - ADR	98,851
	Electronic Production Equipment: 2.17%
8,500	Applied Materials, Inc.	91,375
5,000	Cognex Corp.	66,750
7,500	Cohu, Inc.	54,000
3,000	KLA-Tencor Corp.	60,000
		272,125
	Semiconductors: 3.92%
3,200	Analog Devices, Inc.	61,664
5,600	Intel Corp.	84,280
7,100	National Semiconductor Corp.	72,917
10,922	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	97,752
5,200	Texas Instruments, Inc.	85,852
4,700	Xilinx, Inc.	90,052
		492,517
	Telecommunications Equipment: 2.53%
7,000	ADTRAN, Inc.	113,470
6,500	Nokia Corp. - ADR	75,855
3,300	QUALCOMM, Inc.	128,403
		317,728

	Total Electronic Technology (Cost $2,542,472)	1,944,584

	ENERGY MINERALS: 9.12%
	Integrated Oil: 4.71%
2,200	Chevron Corp.	147,928
2,800	ConocoPhillips	109,648
2,400	Exxon Mobil Corp.	163,440
1,200	Hess Corp.	65,040
4,000	Marathon Oil Corp.	105,160
		591,216
	Oil & Gas Production: 3.84%
2,800	Anadarko Petroleum Corp.	108,892
1,400	Apache Corp.	89,726
3,500	Chesapeake Energy Corp.	59,710
2,000	Devon Energy Corp.	89,380
2,500	Noble Energy, Inc.	134,700
		482,408
	Oil Refining/Marketing: 0.57%
4,000	Valero Energy Corp.	71,600

	Total Energy Minerals (Cost $1,015,492)	1,145,224

	FINANCE: 12.23%
	Finance/Rental/Leasing: 0.70%
13,000	Advanta Corp. - Class B	8,580
2,800	Ryder System, Inc.	79,268
		87,848
	Financial Conglomerates: 0.78%
3,700	JPMorgan Chase & Co.	98,346
	Investment Banks/Brokers: 1.33%
1,150	Goldman Sachs Group, Inc.	121,923
2,000	Morgan Stanley	45,540
		167,463
	Life/Health Insurance: 0.65%
6,500	Unum Group	81,250
	Major Banks: 1.86%
7,652	Bank of America Corp.	52,186
3,400	Bank of New York Mellon Corp.	96,050
5,000	BB&T Corp.	84,600
		232,836
	Multi-Line Insurance: 0.11%
1,800	Hartford Financial Services Group, Inc.	14,130
	Property/Casualty Insurance: 4.86%
2,400	Allstate Corp.	45,960
5,850	American Financial Group, Inc.	93,892
3,000	Chubb Corp.	126,960
3,300	Endurance Specialty Holdings Ltd. (a)	82,302
3,300	Travelers Companies, Inc.	134,112
5,625	W.R. Berkley Corp.	126,844
		610,070
	Real Estate Investment Trusts: 1.94%
7,500	Annaly Capital Management, Inc.	104,025
13,000	Capstead Mortgage Corp.	139,620
		243,645

	Total Finance (Cost $2,295,820)	1,535,588

	HEALTH TECHNOLOGY: 8.90%
	Medical Specialties: 1.84%
2,500	Baxter International, Inc.	128,050
3,500	Medtronic, Inc.	103,145
		231,195
	Pharmaceuticals: Major: 7.06%
2,800	Abbott Laboratories	133,560
5,050	Bristol-Myers Squibb Co.	110,696
2,500	Eli Lilly & Co.	83,525
2,300	GlaxoSmithKline plc - ADR	71,461
1,900	Johnson & Johnson	99,940
3,900	Merck & Co., Inc.	104,325
2,500	Novartis AG - ADR	94,575
5,000	Pfizer, Inc.	68,100
2,800	Wyeth	120,512
		886,694

	Total Health Technology (Cost $1,314,179)	1,117,889

	INDUSTRIAL SERVICES: 2.86%
	Contract Drilling: 0.29%
3,050	Rowan Companies, Inc.	36,509
	Engineering & Construction: 0.92%
8,400	KBR, Inc.	116,004

	Environmental Services: 1.28%
6,400	American Ecology Corp.	89,216
2,800	Waste Management, Inc.	71,680
		160,896
	Oilfield Services/Equipment: 0.37%
2,950	Halliburton Co.	45,636

	Total Industrial Services (Cost $513,547)	359,045

	NON-ENERGY MINERALS: 3.42%
	Aluminum: 0.26%
4,500	Alcoa, Inc.	33,030
	Construction Materials: 0.42%
1,000	Ameron International Corp.	52,660
	Other Metals/Minerals: 1.03%
2,900	BHP Billiton Ltd. - ADR	129,340
	Precious Metals: 0.74%
10,000	Yamana Gold, Inc. (a)	92,500
	Steel: 0.97%
3,200	Nucor Corp.	122,144

	Total Non-Energy Minerals (Cost $463,430)	429,674

	PROCESS INDUSTRIES: 2.35%
	Agricultural Commodities/Milling: 1.00%
4,500	Archer-Daniels-Midland Co.	125,010
	Chemicals: Major Diversified: 0.48%
2,700	E.I. Du Pont de Nemours and Co.	60,291
	Industrial Specialties: 0.68%
6,000	Olin Corp.	85,620
	Pulp & Paper: 0.19%
3,500	International Paper Co.	24,640

	Total Process Industries (Cost $460,346)	295,561

	PRODUCER MANUFACTURING: 6.32%
	Auto Parts: O.E.M.: 0.96%
1,800	Eaton Corp.	66,348
4,500	Superior Industries International, Inc.	53,325
		119,673
	Industrial Conglomerates: 1.13%
1,500	3M Co.	74,580
3,000	General Electric Co.	30,330
2,675	Ingersoll-Rand Company Ltd. - Class A (a)	36,915
		141,825
	Metal Fabrication: 0.96%
7,334	Insteel Industries, Inc.	51,045
5,000	Timken Co.	69,800
		120,845
	Trucks/Construction/Farm Machinery: 3.27%
2,600	Caterpillar, Inc.	72,696
3,000	Cummins, Inc.	76,350
2,000	Deere & Co.	65,740
2,500	Joy Global, Inc.	53,250
15,000	Tata Motors Ltd. - ADR	73,950
7,500	Trinity Industries, Inc.	68,550
		410,536

	Total Producer Manufacturing (Cost $1,317,641)	792,879

	RETAIL TRADE: 7.07%
	Apparel/Footwear Retail: 2.36%
2,000	Abercrombie & Fitch Co. - Class A	47,600
9,000	American Eagle Outfitters, Inc.	110,160
5,500	Gap Inc.	71,445
4,000	Nordstrom, Inc.	67,000
		296,205
	Department Stores: 0.41%
2,600	J.C. Penney Company, Inc.	52,182
	Discount Stores: 2.46%
4,100	Family Dollar Stores, Inc.	136,817
1,700	Target Corp.	58,463
2,170	Wal-Mart Stores, Inc.	113,057
		308,337
	Electronics/Appliances Stores: 0.91%
3,000	Best Buy Co., Inc.	113,880
	Home Improvement Chains: 0.66%
3,500	Home Depot, Inc.	82,460
	Specialty Stores: 0.27%
3,400	Williams-Sonoma, Inc.	34,272

	Total Retail Trade (Cost $1,220,555)	887,336

	TECHNOLOGY SERVICES: 3.34%
	Information Technology Services: 1.97%
23,000	American Software, Inc. - Class A	121,210
1,300	International Business Machines Corp.	125,957
		247,167
	Internet Software/Services: 0.64%
18,000	United Online, Inc.	80,280
	Packaged Software: 0.73%
5,000	Microsoft Corp.	91,850

	Total Technology Services (Cost $535,274)	419,297

	TRANSPORTATION: 6.62%
	Air Freight/Couriers: 0.55%
1,400	United Parcel Service, Inc. - Class B	68,908
	Marine Shipping: 3.01%
2,500	Frontline Ltd. (a)	43,475
4,422	General Maritime Corp. (a)	30,954
3,200	Nordic American Tanker Shipping Ltd. (a)	93,760
5,642	Ship Finance International Ltd. (a)	37,011
2,000	Tidewater, Inc.	74,260
7,000	Tsakos Energy Navigation Ltd. (a)	98,630
		378,090
	Railroads: 1.99%
3,200	CSX Corp.	82,720
2,500	Norfolk Southern Corp.	84,375
2,000	Union Pacific Corp.	82,220
		249,315
	Trucking: 1.07%
3,500	Arkansas Best Corp.	66,570
2,800	J.B. Hunt Transport Services, Inc.	67,508
		134,078

	Total Transportation (Cost $1,145,586)	830,391

	UTILITIES: 1.28%
	Electric Utilities: 1.28%
5,000	Duke Energy Corp.	71,600
3,100	Edison International	89,311
	Total Utilities (Cost $197,038)	160,911

	TOTAL COMMON STOCKS (Cost $15,814,659)	12,088,036

	SHORT-TERM INVESTMENTS: 4.80%
	Money Market Funds: 4.80%
602,032	AIM STIT-STIC Prime Portfolio (Cost $602,032)	602,032

	Total Investments in Securities (Cost $16,416,691): 101.10%	12,690,068
	Other Liabilities in Excess of Assets: (1.10)%	(138,430)
	Net Assets: 100.00%	$12,551,638

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$16,416,691
Gross unrealized appreciation	$1,063,206
Gross unrealized depreciation	(4,789,829)
Net unrealized depreciation	$(3,726,623)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2009

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”).  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2009:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$12,690,068	$12,690,068	$—	$—
Total	$12,690,068	$12,690,068	$—	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    5/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/20/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/20/2009

* Print the name and title of each signing officer under his or her signature.